Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 48,701	¥ 45,747
Securities lending transactions	[1],[2]	2,573	2,347
Total	[2]	51,274	48,094
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	19,865	19,523
Securities lending transactions	[3]	1,387	1,384
Total	[2],[3]	21,252	20,907
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		22,751	20,673
Securities lending transactions		202	144
Total	[2]	22,953	20,817
30 – 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		2,612	2,466
Securities lending transactions		30	14
Total	[2]	2,642	2,480
90 days – 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,930	1,848
Securities lending transactions		300	255
Total	[2]	2,230	2,103
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,543	1,237
Securities lending transactions		654	550
Total	[2]	¥ 2,197	¥ 1,787

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥441 billion and ¥1,973 billion, respectively. As of March 31, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,528 billion and ¥111 billion, respectively. As of September 30, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥380 billion and ¥1,427 billion, respectively. As of September 30, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,302 billion and ¥148 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within Other assets-Other and Other liabilities in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.